Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets			$ 20,143,785	$ 20,143,785
Opening balance	$ 29,323,338
Closing balance	33,610,056	$ 29,323,338
Opening balance	25,885,778
Closing balance	30,283,718	25,885,778
IAS 39 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		28,032,773
Opening balance		24,604,016
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		4,123,054
Financial liabilities		1,112,806
Fair Value [Member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		96,943
Fair Value [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		2,657,154
Fair Value [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		1,368,957
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		1,112,806
Fair Value [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,937,549
Financial liabilities	2,938,034
Fair Value [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	183,702
Fair Value [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,598,890
Fair Value [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,154,957
Fair Value [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,938,034
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27,156	30,528
Gain (loss) recognized in profit or loss	17,328	5,863
Purchases, sales and agreements	(17,052)	(9,235)
Closing balance	27,432	27,156
Opening balance	569	605
Gain (loss) recognized in profit or loss	3,208	1,223
Net of purchases, sales and agreements	(2,658)	(1,259)
Closing balance	1,119	569
Level 3 [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27,156	30,528
Gain (loss) recognized in profit or loss	17,328	5,863
Purchases, sales and agreements	(17,052)	(9,235)
Closing balance	27,432	27,156
Level 3 [Member] | Financial derivative contracts [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	618	53
Gain (loss) recognized in profit or loss	12,398	716
Purchases, sales and agreements	(7,956)	(151)
Closing balance	5,060	618
Level 3 [Member] | Financial derivative contracts [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	26,538	30,475
Gain (loss) recognized in profit or loss	4,930	5,147
Purchases, sales and agreements	(9,096)	(9,084)
Closing balance	22,372	26,538
Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	569	605
Gain (loss) recognized in profit or loss	3,208	1,223
Net of purchases, sales and agreements	(2,658)	(1,259)
Closing balance	1,119	569
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	49
Gain (loss) recognized in profit or loss	2,565	831
Net of purchases, sales and agreements	(2,433)	(782)
Closing balance	181	49
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	520	605
Gain (loss) recognized in profit or loss	643	392
Net of purchases, sales and agreements	(225)	(477)
Closing balance	$ 938	$ 520